2. Property and Equipment (Tables)	3 Months Ended	12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017
Property, Plant and Equipment [Abstract]
Schedule of property and equipment

	Estimated Service Lives	December 31, 2017	September 30, 2017
Furniture, fixtures and equipment	2 - 5 years	$18,177	$11,039
Internally developed software	10 years	152,000	152,000
		170,177	163,039
Less accumulated depreciation and amortization		40,834	35,536
		$129,343	$127,503

	Estimated Service Lives	2017	2016
Furniture, fixtures and equipment	2 to 5 years	$11,039	$6,994
Internally developed software	10 years	152,000	152,000
		163,039	158,994
Less accumulated depreciation and amortization		35,536	17,914
		$127,503	$141,080